Fair Value Measurements (Details) - Employees' 401(k) Savings and Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 36,085,059	$ 34,231,156
Level 1
Fair Value Measurements
Investments at fair value	36,085,059	34,231,156
Mutual Funds
Fair Value Measurements
Investments at fair value	34,127,309	32,481,982
Mutual Funds | Level 1
Fair Value Measurements
Investments at fair value	34,127,309	32,481,982
Saga Common Stock
Fair Value Measurements
Investments at fair value	1,957,750	1,749,174
Saga Common Stock | Level 1
Fair Value Measurements
Investments at fair value	$ 1,957,750	$ 1,749,174